Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share premium [Line Items]
Beginning balance	€ 7,487	€ 7,731	€ 7,873
Share dividend	(273)	(244)	(142)
Ending balance	7,213	7,487	7,731
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	5,834	6,078
Ending balance	5,560	5,834	6,078
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653